SUPPLEMENT DATED JANUARY 25, 2022

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2021

FOR CLASS A, CLASS C, CLASS I, CLASS R6 AND ADVISOR CLASS SHARES

This supplement revises the Pacific Funds Prospectus dated August 1, 2021 for Class A, Class C, Class I, Class R6 and Advisor Class Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Pacific FundsSM ESG Core Bond – In the Principal Investment Strategies subsection, the eighth paragraph is deleted.

Also, in the Principal Investment Strategies subsection, the following will be added before the first sentence of the last paragraph.

The Fund seeks to invest in corporate debt securities with a lower carbon intensity, in aggregate, than the average carbon intensity of the corporate debt securities within the Bloomberg US Aggregate Bond Index (the Fund’s benchmark index) for which this data is available using the carbon intensity definition and calculation methodology of an independent third party ESG data provider.

Pacific FundsSM Small/Mid-Cap, Pacific FundsSM Small-Cap and Pacific FundsSM Small-Cap Value – In the Management subsection, information regarding Joseph Bellantoni is deleted.

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

Pacific Funds ESG Core Bond – In the Principal Investment Strategies subsection, the tenth paragraph is deleted.

Also, in the Principal Investment Strategies subsection, the following will be added before the first sentence of the last paragraph.

The Fund seeks to invest in corporate debt securities with a lower carbon intensity, in aggregate, than the average carbon intensity of the corporate debt securities within the Bloomberg US Aggregate Bond Index (the Fund’s benchmark index) for which this data is available using the carbon intensity definition and calculation methodology of an independent third party ESG data provider.

Disclosure Changes to the About Management section

In the table for Rothschild & Co Asset Management US Inc., information regarding Joseph Bellantoni is deleted from Pacific Funds Small/Mid-Cap, Pacific Funds Small-Cap and Pacific Funds Small-Cap Value.

Form No.             PFESGSUP0122

SUPPLEMENT DATED JANUARY 25, 2022

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2021

FOR CLASS P SHARES

This supplement revises the Pacific Funds Prospectus dated August 1, 2021 for Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Pacific FundsSM Small/Mid-Cap, Pacific FundsSM Small-Cap and Pacific FundsSM Small-Cap Value – In the Management subsection, information regarding Joseph Bellantoni is deleted.

Disclosure Changes to the About Management section

In the table for Rothschild & Co Asset Management US Inc., information regarding Joseph Bellantoni is deleted from Pacific Funds Small/Mid-Cap, Pacific Funds Small-Cap and Pacific Funds Small-Cap Value.

SUPPLEMENT DATED JANUARY 25, 2022

TO THE PACIFIC FUNDS STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 1, 2021

This supplement revises the Pacific Funds Statement of Additional Information dated August 1, 2021 (the “SAI”), as supplemented, and must be preceded or accompanied by the SAI. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

Pursuant to his retirement, effective as of April 1, 2022, all references and information for James T. Morris will be deleted.

ADDITIONAL INVESTMENT STRATEGIES OF THE FUNDS

In the PF Emerging Markets Fund section, the following is deleted from the third sentence: “small-capitalization stocks, including small and unseasoned companies;”

ORGANIZATION AND MANAGEMENT OF THE TRUST

Effective April 1, 2022, in the Management Information section, the information for Adrian S. Griggs in the Interested Persons table will be deleted and replaced with the following.

Name and Age	Position(s) with the Trust and Length of Time Served[1]	Current Directorship(s) Held and Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen[2]
Adrian S. Griggs Year of birth 1966	Chief Executive Officer since 1/01/18 and President and Trustee since 4/01/22	Chief Operating Officer (1/17 to present), Executive Vice President (4/12 to present) and Chief Financial Officer (4/12 to 2/17) of Pacific Mutual Holding Company and Pacific LifeCorp; Chief Operating Officer (1/17 to present), Executive Vice President (4/12 to present), Chief Financial Officer (4/12 to 2/17) and Director (1/16 to present) of Pacific Life; Chief Executive Officer (1/15 to 6/18) of Pacific Select Distributors, LLC; and Chief Executive Officer (1/18 to present), President (4/22 to present) and Trustee (4/22 to present) of Pacific Select Fund.	83

In addition, effective April 1, 2022, in the Management Information section, the information for Nooruddin (Rudy) Veerjee in the Independent Trustees table will be deleted and replaced with the following.

Name and Age	Position(s) with the Trust and Length of Time Served[1]	Current Directorship(s) Held and Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen[2]
Nooruddin (Rudy) Veerjee Year of birth 1958	Trustee since 9/13/05 and Chairman of the Board since 4/01/22	Trustee (1/05 to present) and Chairman of the Board (4/22 to present) of Pacific Select Fund. Formerly: President of Transamerica Insurance and Investment Group; President of Transamerica Asset Management; Chairman and Chief Executive Officer of Transamerica Premier Funds (Mutual Fund); and Director of various Transamerica Life Companies.	83

Effective April 1, 2022, in the Board of Trustees section, the Board Structure, Leadership subsection will be deleted and replaced with the following:

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. It has established four standing committees, an Audit Committee, a Policy Committee, a Governance Committee and a Trustee Valuation Committee, which are discussed in greater detail under “Committees” below. More than 75% of the members of the Board are Independent Trustees and each of the Audit, Policy and Governance Committee is comprised entirely of Independent Trustees. The Chairman of the Board is an Independent Trustee who acts as the primary liaison between the Independent Trustees, the Interested Trustee and management. The Chairman of the Board helps identify matters for consideration by the Board and regularly participates in the agenda setting process for Board meetings. The Chairman of the Board serves as Chairman of the Trust’s Policy Committee, which provides a forum for the Independent Trustees to meet in separate session to deliberate on matters relevant to the Trust. The Independent Trustees have also engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust. The Board reviews its structure annually through the Governance Committee. In developing its structure, the Board has considered that the Interested Trustee, as the Chief Operating Officer and Executive Vice President of Pacific Life, can provide valuable input as to, among other things, the operation of the Adviser and Pacific Life, their financial condition and business plans relating to the Trust. The Board has also determined that the structure of the Chairman of the Board as an Independent Trustee and the function and composition of the Policy, Audit, Governance and Trustee Valuation Committees are appropriate means to provide effective oversight on behalf of the Trust’s shareholders and address any potential conflicts of interest that may arise from the Interested Trustee serving on the Board.

In addition, effective April 1, 2022, the Board of Trustees section, the third paragraph in the Information about Each Trustee’s Qualification, Experience, Attributes or Skills subsection will be deleted and replaced with the following:

Mr. Griggs is the Chief Operating Officer, Executive Vice President and a Director of Pacific Life. Mr. Griggs is considered an Interested Person of the Trust because of his material business positions with Pacific Life. In these positions, Mr. Griggs has intimate knowledge of Pacific Life and the Adviser, their products, operations, personnel and financial resources. Mr. Griggs’ position of influence and responsibility at Pacific Life, in addition to his extensive knowledge, has been determined to be valuable to the Board in its oversight of the Trust.

Also effective April 1, 2022, in the Board of Trustees section, the following will be added to the table in the Beneficial Interest of Trustees subsection:

Name of Trustee	Dollar Range of Equity Securities in a Fund of the Trust[1]	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Family of Investment Companies[2]
Adrian S. Griggs[3]	None	$10,001 to $50,000

[3]	Adrian S. Griggs is an Interested Person of the Trust because of his positions with Pacific Life.

INFORMATION ABOUT THE MANAGERS

In the Other Accounts Managed section, under Rothschild & Co’s portion of the table, all information regarding Joseph Bellantoni is deleted.

In addition, in the Beneficial Interest of Portfolio Managers section, all information regarding Joe Bellantoni is deleted.